Consolidated and Carve-Out Combined Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 45,560	$ 66,790
Restricted cash	3,769	3,657
Accounts receivable, net of allowance of $7,182 (December 31, 2014 - $9,581)	114,521	115,143
Income tax recoverable	9,628	16,262
Inventories (note 4)	16,155	9,489
Prepaid expenses and other current assets	21,749	20,715
Deferred income tax (note 12)	18,840	18,667
	230,222	250,723
Other receivables	3,833	4,581
Other assets	2,176	155
Fixed assets (note 5)	57,575	55,203
Deferred income tax (note 12)	6,553	4,572
Intangible assets (note 6)	79,478	82,877
Goodwill (note 7)	220,646	217,433
	370,261	364,821
	600,483	615,544
Current liabilities
Accounts payable	24,143	24,687
Accrued liabilities (note 4)	77,900	55,563
Income tax payable	1,553	5,650
Unearned revenues	18,474	16,079
Long-term debt - current (note 8)	4,041	17,725
Contingent acquisition consideration - current (note 15)	2,206	4,586
Deferred income tax (note 12)	1,782	1,804
	130,099	126,094
Long-term debt - non-current (note 8)	197,158	221,632
Contingent acquisition consideration (note 15)	1,110	1,509
Other liabilities	13,560	12,398
Deferred income tax (note 12)	13,971	14,236
	225,799	249,775
Redeemable non-controlling interests (note 9)	77,559	80,926
Shareholders' equity	167,026	158,749
	$ 600,483	$ 615,544